Supplemental Cash Flow Information_Cash Inflows And Outflows From Income Tax Interests And Dividends(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income Taxes Paid Refund Classified As Operating Activities	₩ 1,223,084	₩ 759,013	₩ 646,802
Interest Received Classified As Operating Activities	14,936,705	13,958,806	11,243,363
Interest Paid Classified As Operating Activities	5,365,595	4,369,345	3,444,715
Dividends Received Classified As Operating Activities	185,846	235,243	229,289
Dividends Paid Classified As Financing Activities	₩ 766,249	₩ 766,728	₩ 497,969